Interest in associates and joint ventures - Selected income statement information of BoCom (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Net interest income	$ 49,609		$ 40,995		$ 42,414
Net fee and commission income	12,620		12,811		12,777
Change in expected credit losses/loan impairment charges	(1,896)		(1,992)		(3,350)
Tax expense	(4,865)		(5,288)		(3,666)
Profit for the year	15,025		11,879		3,446
Other comprehensive income	(4,670)		9,383		(8,398)
Total comprehensive income	10,355		21,262		(4,952)
Dividends received from BoCom	$ 1,702		$ 2,225		$ 475
Bank of Communications Co., Limited
Disclosure of associates [line items]
Net interest income		$ 19,295		$ 19,080
Net fee and commission income		6,245		5,698
Change in expected credit losses/loan impairment charges		(5,602)		(4,286)
Depreciation and amortisation		(767)		(1,342)
Tax expense		(1,554)		(2,234)
Profit for the year		11,116		10,288
Other comprehensive income		190		(624)
Total comprehensive income		11,306		9,664
Dividends received from BoCom		$ 611		$ 565